Equity (Deficit)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity (Deficit)

NOTE 24. EQUITY (DEFICIT)

a.	Certificates of Contribution “A”

The capitalization agreement between Petróleos Mexicanos and the Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.

On December 24, 2015, the Mexican Government, through the SHCP, issued a non-negotiable promissory note of Ps. 50,000,000 due December 31, 2050 for the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its Subsidiary Entities (see Note 17-A).

On April 21, 2016, the Mexican Government made an equity contribution to Petróleos Mexicanos in the amount of Ps. 26,500,000 following the guidelines established in the Federal Budget and Fiscal Responsibility. This contribution was recognized as an increase in Certificates of Contribution “A.”

On August 3, 2016, the Mexican Government issued Ps. 184,230,586 in exchange for the Ps. 50,000,000 non-negotiable promissory note issued to Petróleos Mexicanos on December 24, 2015, which was recognized as a Ps. 135,439,612 increase in equity. The Ps. 135,439,612 increase in equity was the result of the Ps. 184,230,586 value of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which Petróleos Mexicanos received the promissory notes (see Note 17-A).

PEMEX’s Certificates of Contribution “A” are as follows:

Amount
Certificates of Contribution “A” as of December 31, 2016	Ps. 356,544,447
Increase in Certificates of Contribution “A” during 2017	—

Certificates of Contribution “A” as of December 31, 2017	356,544,447
Increase in Certificates of Contribution “A” during 2018	—

Certificates of Contribution “A” as of December 31, 2018	Ps. 356,544,447

b.	Mexican Government contributions

As of December 31, 2018 and 2017 there were no Mexican Government contibutions.

c.	Legal reserve

Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.

As of December 31, 2018 and 2017, there were no changes to the legal reserve.

d.	Accumulated deficit from prior years

PEMEX has recorded negative earnings in the past several years. However, the Ley de Concursos Mercantiles (“Commercial Bankruptcy Law of Mexico”) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.

e.	Uncertainty related to Going concern

The consolidated financial statements have been prepared on a going concern basis, which assumes that PEMEX can meet its payment obligations

Facts and conditions

PEMEX has recognized continuous net losses during 2018, 2017 and 2016 of Ps. 180,419,837 Ps. 280,850,619 and Ps. 191,144,342, respectively. Additionally, PEMEX had a negative equity of Ps. 1,459,405,432 and Ps. 1,502,352,385 as of December 31, 2018 and 2017, respectively, mainly due to continuous net losses; and a negative working capital of Ps. 54,666,333 and Ps. 25,600,895, as of December 31, 2018 and 2017, respectively.

PEMEX also has important debt, contracted mainly to finance investments needed to carry out its operations. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties and other taxes, the cash flow derived from PEMEX’s operations in recent years has not been sufficient to fund its operating and investment costs and other expenses, so that its indebtedness has increased significantly, and its working capital has decreased in part as a result of the drop in oil prices that began at the end of 2014 and the subsequent oil price fluctuation.

Additionally, at the beginning of 2019, some rating agencies downgraded PEMEX’s credit rating, which could have an impact on the cost and terms of PEMEX’s new debt, as well as contract renegotiations during 2019.

All these matters show the existence of substantial doubt about PEMEX’s ability to continue as a going concern.

PEMEX has budget autonomy, and is subject to the financial balance, which represents the difference between its income and its total budgeted expenditures, including the financial cost of its debt, which, is proposed by the SHCP and approved by the Mexican Congress in the Federal Budget for 2019.

The Federal Budget for 2019 estimates that PEMEX’s budgeted expenditures of Ps. 589,736,649 will exceed budgeted revenues of Ps. 524,291,649 by Ps. 65,445,000. The Federal Budget for 2019 also authorized PEMEX a net indebtedness up to Ps. 112,800,000 to cover its negative financial balance, which is considered as public debt by the Mexican Government.

On February 26, 2019, the Board of Directors of Petróleos Mexicanos authorized the Annual Operational and Financial Work Program (POFAT), which detailed the operational variables in the drilling, extraction and industrial transformation segments, as well as its projection of financial results based on the budget for Petróleos Mexicanos and its productive state-owned subsidiaries, through the Federal Annual Budget for Fiscal Year 2019. The credit profile of Petróleos Mexicanos and its Subsidiary Productive Companies was authorized on the same date.

PEMEX, in collaboration with the Mexican Government intends to meet its working capital needs and debt payment obligations by implementing a new business strategy focused on the financial strengthening of PEMEX through internal measures such as cost control austerity policies, debt reduction, crude oil hedges and the fight against fuel theft, as well as external measures, through the Programa de Fortalecimiento de Petróleos Mexicanos (Strengthening Program for Petroleos Mexicanos or the “Strengthening Program), through which the Mexican Government is expected to support PEMEX through capitalizations, a stable price policy, fiscal support, prepayment of promissory notes to PEMEX previously issued by the Mexican Government and additional support in the fight against fuel theft.

On February 15, 2019, the Mexican Government announced, as part of its Strengthening Program for Petróleos Mexicanos, a support program to help improve PEMEX´s financial position and increase PEMEX’s production and, in turn, its profitability. This first stage includes contributions to PEMEX, which will be obtained, among others, as follows:

•

Ps. 25,000,000 through a capitalization already contemplated in the capital expenditures budget for 2019, which will be received in five payments during 2019, and of which a total of Ps. 15,000,000 has been received as of the date of the issuance of these consolidated financial statements (see Note 30);

•

an advance of payment of promissory notes during 2019 in the amount of Ps. 34,887,250, related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries, for which Ps. 28,063,511 have been received as of the date of these consolidated financial statements (see Note 30); and

•

a gradual reduction of the tax burden starting in 2019 and up to 2024 through assignment and migration contracts and a subsequent increase in the limit for deduction and reimbursments of costs, expenses and investments related to extraction and exploration projects.

Petróleos Mexicanos and its Subsidiary Entities are not subject to the Ley de Concursos Mercantiles (the Bankruptcy Law) and none of PEMEX’s existing financing agreements include any clause that could lead to the demand for immediate payment of debt due to having negative equity or as a result of non-compliance with financial ratios.

f.	Non-controlling interest

Effective July 1, 2005, PEMEX entered into an option agreement with BNP Private Bank & Trust Cayman Limited; the option was not excercised and was terminated on July 20, 2015. On July 1, 2015, PEMEX also entered into a new option agreement with SML Trustees Limited to acquire 100% of the shares of Pemex Finance, Ltd, which allows PEMEX to have control over Pemex Finance Ltd. because of the potential voting rights. As of the date of these consolidated financial statements the option agreement has been exercised.

Until November 30, 2018, the financial results of Pemex Finance, Ltd. were included in the consolidated financial statements of PEMEX. Under IFRS, variations in income and equity from Pemex Finance, Ltd. were presented in the consolidated statements of changes in equity (deficit), net as “non-controlling interest”, and as net income and comprehensive income for the year, attributable to non-controlling interest, in the consolidated statements of comprehensive income, due to the fact that PEMEX did not own any of the shares of Pemex Finance, Ltd.

On December 17, 2018, PEMEX exercised its option to purchase all shares of Pemex Finance Ltd., and as of December 31, 2018, this company is no longer presented as a “non-controlling interest”.

Similarly, because PEMEX does not currently own all of the shares of PMI CIM, HJ BARRERAS and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as “non-controllinginterest.”

As of December 31, 2018 and 2017, non-controlling interest represented gains of Ps. 477,118 and Ps.965,107, respectively, in PEMEX’s equity (deficit).